INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ (28.3)	$ (5.9)
Foreign tax rates different from statutory rate	(3.9)	1.5
Foreign exchange	46.3	1.3
Inflationary adjustment	9.2	1.2
Other non-deductible items	(0.2)	(0.7)
Special mining duty Mexican tax	6.8	5.2
Adjustments recognized in the current year in relation to prior years	(5.0)	(2.8)
Current year losses not recognized	7.1	14.6
Recognition of previously unrecognized losses	(18.2)	(6.3)
Income tax expense	$ 14.2	$ 9.5